Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Recognized Share Based Payment Expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2022	2021	2020

	US$	US$	US$
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	5,251,572	3,897,638	732,688
	5,251,572	3,897,638	732,688

Summary of Fair Value of Share Options Granted

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - director FY2016	March 7,2016	0.140	0.360	March 7, 2021	June 30, 2016
LTIP - director FY2019	November 29, 2018	0.150	0.625	November 29, 2022	November 29, 2019
LTIP - employees FY2016	March 31, 2016	0.180	0.370	January 1, 2022	January 1, 2017
LTIP - employees FY2018	August 23, 2017	0.260	0.920	January 1, 2023	June 30, 2018
LTIP - employees FY2019	April 3, 2019	0.180	0.608	April 3, 2023	April 3, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	January 31, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	November 30, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	September 30, 2024
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2022
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2023
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2025
NED Plan FY2016	March 7,2016	0.140	0.360	March 7, 2021	June 30, 2016
NED Plan FY2019	November 29, 2018	0.150	0.625	November 29, 2022	November 29, 2019
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2023
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2024
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2022
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2023
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2025

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2016	0.280	0.360	0.140	65.00%	5 years	0%	2.09%	Binomial
LTIP - director FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2016	0.540	0.370	0.180	65.00%	5 years	0%	2.09%	Binomial
LTIP - employees FY2018	0.340	0.920	0.260	66.00%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.480	0.608	0.180	57.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2022	0.955	0.948	0.526	74.78%	4 years	0%	0.25%	Binomial
LTIP - employees FY2022	0.955	nil	0.955	n/a	10 years	0%	n/a	n/a
LTIP - employees FY2022	0.901	1.460	0.553	75.00%	6.5 years	0%	3.40%	Binomial
NED Plan FY2016	0.280	0.360	0.140	65.00%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.190	2.160	1.240	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.190	3.240	1.050	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.560	1.560	0.880	77.01%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.955	0.945	0.526	74.78%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.741	0.755	0.397	75.00%	3.5 years	0%	2.70%	Binomial

ADS Options	Grant date share price US$	Exercise price US$	Fair value per ADS option US$	Expected volatility	ADS Option life	Dividend yield	Risk free interest rate	Model used
LTIP - employee 2022	7.240	7.625	4.970	75.00%	7 years	0%	1.40%	Binomial
LTIP - employee 2022	7.500	7.515	5.228	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.925	6.009	4.116	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.915	6.090	4.171	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.000	7.116	4.953	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.309	7.445	5.175	75.00%	7 years	0%	3.00%	Binomial
LTIP - employee 2022	5.500	5.522	3.886	75.00%	7 years	0%	3.40%	Binomial

Summary of Share/Rights Options Outstanding

The following reconciles the share/rights options outstanding at the beginning and end of the year:

	2022		2021		2020
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	16,644,000	1.28	18,044,000	0.50	18,919,000	0.50
Granted during the year:
To employees and directors under the LTIP and NED Plan	8,400,000	0.77	7,000,000	2.21	—	—
Exercised during the year	(2,056,000)	0.55	(8,400,000)	0.36	(875,000)	0.37
Expired during the year	—	—	—	—	—	—
Balance at end of the year	22,988,000	1.16	16,644,000	1.28	18,044,000	0.50
Exercisable at end of year	12,857,589	0.97	11,394,000	0.86	18,044,000	0.50

American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share/Rights Options Outstanding

The following reconciles the ADS options outstanding at the beginning and end of the year:

	2022		2021		2020
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$

Balance at beginning of year	—	—	—	—	—	—
Granted during the year:
To employees and directors under the LTIP and NED Plan	925,000	6.75	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
Balance at end of the year	925,000	6.75	—	—	—	—
Exercisable at end of year	—	—	—	—	—	—